Contingent liabilities and legal proceedings - Tax (Details) $ in Millions	Dec. 31, 2023 USD ($)
Brazil | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	$ 934
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	149
Receivable for protest payments, corporate taxes	137
Receivable for protest payments, indirect taxes	12
India | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	$ 115